Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Charges, Accumulated Amortization (in Dollars)	$ 1,786,158	$ 1,374,020
Common Stock Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized (in Shares)	100,000,000	100,000,000
Common Stock Shares Issued (in Shares)	21,179,642	21,104,881
Common Stock Shares Outstanding (in Shares)	20,627,329	20,552,568
Preferred Shares Authorized (in Shares)	5,000,000	5,000,000
Preferred Shares Outstanding (in Shares)	0	0
Preferred Shares Par Value (in Dollars per share)	$ 0.01	$ 0.01